Goodwill - Sensitivity to Change in Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Budgeted revenue growth (average of the budgeted period) | Emarsys
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(2.0)	(1.7)
Budgeted revenue growth (average of the budgeted period) | SAP Signavio
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(1.9)	(2.5)
Budgeted revenue growth (average of the budgeted period) | Sustainability
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(1.4)
Budgeted revenue growth (average of the budgeted period) | Taulia
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(1.1)
Budgeted revenue growth (average of the budgeted period) | Business Network
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(2.8)
Target operating margin at the end of the budgeted period | Emarsys
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(16)	(14)
Target operating margin at the end of the budgeted period | SAP Signavio
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(18)	(20)
Target operating margin at the end of the budgeted period | Sustainability
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(13)
Target operating margin at the end of the budgeted period | Taulia
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(11)
Target operating margin at the end of the budgeted period | Business Network
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(19)
After-tax discount rate | Sustainability
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	3.9
After-tax discount rate | Taulia
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	3.4
Share price | Qualtrics
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount	(0.15)	(0.76)